Assets held for sale	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale
Assets held for sale

As at December 31, 2015

On December 2, 2015, the Company signed an amendment with Jurong Shipyard (“Jurong”) for the deferral of the delivery of the semi-submersible drilling unit, the West Rigel (the “Unit”). The deferral period lasts until June 2016, following completion of which, the Company and Jurong have agreed to form a Joint Asset Holding Company for joint ownership of the Unit, to be owned 23% by the Company and 77% by Jurong, in the event no employment is secured for the Unit and no alternative transaction is completed. Until the end of the deferral period, the Company will continue to market the unit for an acceptable drilling contract, and the Unit will remain at the Jurong Shipyard in Singapore. The Company and Jurong may also consider other commercial opportunities for the Unit during this period. However, based on current market conditions, management deems the most probable outcome to be that the Unit will be contributed to the Joint Asset Holding Company.

As a result, the Company has concluded that the West Rigel drilling unit should be classified as “Held for Sale” as at December 31, 2015. A loss has been recognized in the period of $82 million, which is the difference between the net book value of the unit of $210 million, compared to the expected recoverable value of the Company’s investment in the Joint Asset Holding Company of $128 million. The loss has been recognized in “Loss on disposal” in the Statement of Operations.

(In millions of US$)	As at December 31, 2015
West Rigel newbuild investment, classified as held for sale	210
Loss on disposal	(82)
Non-current assets held for sale	128

As at December 31, 2014

During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech, for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs (“the jack-up drilling rigs”) were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex, which was previously 100% owned by the Company, and SeaMex simultaneously purchased the jack-up drilling rigs from Seadrill Limited. As a result of the transaction the Company no longer controls the entities that own and operate these jack-up drilling units, and accordingly the Company has deconsolidated these entities as of March 10, 2015. Please refer to Note 11 for more details.
Assets and liabilities held in the Company’s consolidated balance sheet included as held for sale are shown below:

(In US$ millions)	As at December 31, 2014
ASSETS
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134

Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239

LIABILITIES
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)

Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	(108)